Federated Capital Income Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—36.5%
		Communication Services—4.0%
423,542		AT&T, Inc.	$ 14,934,091
228,092		Comcast Corp., Class A	10,095,352
207,407	[1]	Lions Gate Entertainment Corp.	1,729,774
119,071		News Corp., Inc., Class A	1,637,226
63,824		Sinclair Broadcast Group, Inc.	2,844,636
168,317		Verizon Communications, Inc.	9,789,317
47,085		Walt Disney Co.	6,462,887
		TOTAL	47,493,283
		Consumer Discretionary—4.2%
18,560		Columbia Sportswear Co.	1,740,742
111,279		D. R. Horton, Inc.	5,504,972
99,840		Designer Brands, Inc., Class A	1,646,362
152,599		eBay, Inc.	6,148,214
35,648		Foot Locker, Inc.	1,290,101
8,109		Genuine Parts Co.	732,162
30,143		Home Depot, Inc.	6,869,891
49,017		McDonald's Corp.	10,684,236
26,431		Pulte Group, Inc.	893,368
21,719		Royal Caribbean Cruises, Ltd.	2,264,857
46,094		TJX Cos., Inc.	2,533,787
56,616		Tapestry, Inc.	1,169,120
29,269		Toyota Motor Credit Corp., ADR	3,823,409
27,806		Tractor Supply Co.	2,832,875
18,283		Yum! Brands, Inc.	2,135,089
		TOTAL	50,269,185
		Consumer Staples—2.7%
14,376		Kimberly-Clark Corp.	2,028,597
117,141		Kroger Co.	2,773,899
31,249		Mondelez International, Inc.	1,725,570
76,981		Philip Morris International, Inc.	5,549,560
65,063		Procter & Gamble Co.	7,822,524
20,117		The Coca-Cola Co.	1,107,240
63,256		Walgreens Boots Alliance, Inc.	3,238,075
70,296		WalMart, Inc.	8,032,021
		TOTAL	32,277,486
		Energy—2.4%
34,341		Chevron Corp.	4,042,623
75,805		ConocoPhillips	3,955,505
35,087		Devon Energy Corp.	771,563
45,407		EQT Corp.	461,789
76,009		Equinor ASA, ADR	1,292,913
77,628		Exxon Mobil Corp.	5,315,966
65,374		Hess Corp.	4,115,293
15,222		HollyFrontier Corp.	675,248

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Energy—continued
118,474	Marathon Oil Corp.	$ 1,402,732
19,624	Marathon Petroleum Corp.	965,697
24,657	PBF Energy, Inc.	584,371
14,637	Phillips 66	1,443,647
104,930	Repsol SA, ADR	1,519,386
28,874	Valero Energy Corp.	2,173,635
	TOTAL	28,720,368
	Financials—5.3%
40,299	Aflac, Inc.	2,022,204
30,606	Allstate Corp.	3,133,748
10,560	American Express Co.	1,271,107
30,705	Artisan Partners Asset Management, Inc.	817,981
345,104	Bank of America Corp.	9,493,811
29,335	Capital One Financial Corp.	2,540,998
73,585	Citigroup, Inc.	4,735,195
24,583	Citizens Financial Group, Inc.	829,430
26,775	Discover Financial Services	2,141,197
12,579	Goldman Sachs Group, Inc.	2,564,984
97,510	Huntington Bancshares, Inc.	1,292,007
98,384	JPMorgan Chase & Co.	10,808,466
31,187	Kemper Corp.	2,182,466
30,056	LPL Investment Holdings, Inc.	2,252,697
17,239	MetLife, Inc.	763,688
76,633	Morgan Stanley	3,179,503
72,109	Navient Corp.	918,669
6,486	PNC Financial Services Group	836,240
20,346	Popular, Inc.	1,069,589
8,465	Prudential Financial, Inc.	677,962
13,509	Raymond James Financial, Inc.	1,060,592
51,596	The Hartford Financial Services Group, Inc.	3,007,015
5,566	The Travelers Cos., Inc.	817,979
40,466	Virtu Financial, Inc.	760,761
67,594	Wells Fargo & Co.	3,147,853
	TOTAL	62,326,142
	Health Care—4.2%
26,178	AbbVie, Inc.	1,720,942
24,732	Allergan PLC	3,950,195
26,451	AmerisourceBergen Corp.	2,176,124
6,755	Amgen, Inc.	1,409,228
15,094	Anthem, Inc.	3,947,383
69,654	Bristol-Myers Squibb Co.	3,348,268
48,516	Cardinal Health, Inc.	2,092,495
34,588	Encompass Health Corp.	2,102,604
40,866	Gilead Sciences, Inc.	2,596,626
15,498	HCA Healthcare, Inc.	1,862,860
81,890	Johnson & Johnson	10,511,400
22,729	McKesson Corp.	3,142,739
19,442	Medtronic PLC	2,097,597
33,272	Merck & Co., Inc.	2,877,030

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Health Care—continued
46,759	Patterson Cos., Inc.	$ 781,810
22,048	Perrigo Co. PLC	1,031,405
108,745	Pfizer, Inc.	3,865,885
	TOTAL	49,514,591
	Industrials—1.6%
139,961	ADT, Inc.	666,214
17,071	Caterpillar, Inc.	2,031,449
8,753	Cummins, Inc.	1,306,560
15,154	Deere & Co.	2,347,506
55,095	Delta Air Lines, Inc.	3,187,797
5,204	Dover Corp.	487,823
9,855	Forward Air Corp.	613,967
10,985	Honeywell International, Inc.	1,808,351
6,152	OshKosh Truck Corp.	432,301
21,934	Raytheon Co.	4,064,809
17,481	Simpson Manufacturing Co., Inc.	1,122,280
26,682	Southwest Airlines Co.	1,396,002
	TOTAL	19,465,059
	Information Technology—6.0%
16,337	Analog Devices, Inc.	1,794,293
50,225	Apple, Inc.	10,483,967
53,854	Applied Materials, Inc.	2,586,069
13,540	Broadcom, Inc.	3,826,946
100,362	Cisco Systems, Inc.	4,697,945
122,919	DXC Technology Co.	4,083,369
25,714	Fidelity National Information Services, Inc.	3,502,761
94,059	Hewlett Packard Enterprise Co.	1,299,895
15,992	IBM Corp.	2,167,396
205,899	Intel Corp.	9,761,672
19,550	KLA Corp.	2,891,445
58,590	Microsoft Corp.	8,077,217
38,326	NXP Semiconductors NV	3,914,618
102,540	Oracle Corp.	5,338,232
41,946	Qualcomm, Inc.	3,262,140
27,634	Texas Instruments, Inc.	3,419,708
	TOTAL	71,107,673
	Materials—1.6%
23,180	Albemarle Corp.	1,430,901
88,550	CF Industries Holdings, Inc.	4,267,225
24,176	Compass Minerals International, Inc.	1,202,272
26,100	Corteva, Inc.	765,252
26,100	Dow, Inc.	1,112,643
26,100	DuPont de Nemours, Inc.	1,772,973
153,059	Freeport-McMoRan, Inc.	1,406,612
40,895	International Paper Co.	1,598,995
36,539	Newmont Goldcorp Corp.	1,457,541
30,492	Nucor Corp.	1,493,498
78,771	Owens-Illinois, Inc.	801,101

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Materials—continued
19,376	Westlake Chemical Corp.	$ 1,135,240
	TOTAL	18,444,253
	Real Estate—2.6%
31,307	Cyrusone, Inc.	2,299,812
13,716	Digital Realty Trust, Inc.	1,695,709
48,956	Duke Realty Corp.	1,628,766
10,706	Equinix, Inc.	5,955,534
125,153	Invitation Homes, Inc.	3,599,400
27,730	National Retail Properties, Inc.	1,557,040
50,250	ProLogis, Inc.	4,201,905
25,224	Regency Centers Corp.	1,627,200
13,351	Simon Property Group, Inc.	1,988,498
41,051	Sun Communities, Inc.	6,067,338
	TOTAL	30,621,202
	Utilities—1.9%
15,456	American Electric Power Co., Inc.	1,408,814
13,351	American Water Works Co., Inc.	1,699,849
21,310	Consolidated Edison Co.	1,894,459
33,854	Duke Energy Corp.	3,139,620
16,952	Edison International	1,225,121
45,802	Exelon Corp.	2,164,602
12,904	NRG Energy, Inc.	469,706
19,509	NextEra Energy, Inc.	4,274,032
37,474	PPL Corp.	1,107,357
26,666	Public Service Enterprises Group, Inc.	1,612,493
18,707	UGI Corp.	910,470
36,509	Xcel Energy, Inc.	2,344,608
	TOTAL	22,251,131
	TOTAL COMMON STOCKS (IDENTIFIED COST $428,901,808)	432,490,373
	CORPORATE BONDS—4.6%
	Basic Industry - Chemicals—0.1%
$350,000	Albemarle Corp., 4.150%, 12/1/2024	375,590
400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	437,227
	TOTAL	812,817
	Capital Goods - Aerospace & Defense—0.1%
450,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	480,709
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	337,856
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	312,871
370,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	393,397
	TOTAL	1,524,833
	Capital Goods - Building Materials—0.0%
100,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	102,144
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	185,116
	TOTAL	287,260
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	250,007
	Communications - Cable & Satellite—0.1%
400,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	452,571

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 230,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	$ 236,430
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	421,509
400,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	438,313
	TOTAL	1,548,823
	Communications - Media & Entertainment—0.0%
135,000	Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	156,505
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	271,933
	TOTAL	428,438
	Communications - Telecom Wireless—0.1%
350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	389,094
210,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	252,835
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	380,532
265,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	287,878
	TOTAL	1,310,339
	Communications - Telecom Wirelines—0.1%
400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	475,901
350,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	408,310
406,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	500,826
	TOTAL	1,385,037
	Communications Equipment—0.5%
6,328,321	Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	6,143,154
	Consumer Cyclical - Automotive—0.1%
400,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.850%, 1/6/2022	404,317
300,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	306,455
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	226,503
	TOTAL	937,275
	Consumer Cyclical - Retailers—0.1%
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	338,663
350,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	408,457
	TOTAL	747,120
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	211,836
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	219,907
200,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	212,090
300,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	340,092
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	84,716
	TOTAL	1,068,641
	Consumer Non-Cyclical - Food/Beverage—0.2%
400,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	478,676
230,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	238,557
120,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	142,300
400,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	419,510
180,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	196,953
150,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	180,873
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	147,658
130,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	125,150
400,000	PepsiCo, Inc., 2.750%, 4/30/2025	418,905
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	197,944

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	$ 102,062
	TOTAL	2,648,588
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
250,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	334,643
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	337,891
400,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	420,246
400,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	483,721
175,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	192,407
500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	369,740
	TOTAL	2,138,648
	Consumer Non-Cyclical - Products—0.0%
270,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	280,422
	Consumer Non-Cyclical - Supermarkets—0.0%
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	209,628
	Consumer Non-Cyclical - Tobacco—0.1%
250,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	283,323
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	404,784
	TOTAL	688,107
	Diversified Financial Services—0.4%
4,100,000	AXA Equitable Holdings, Inc., Conv. Bond, 144A, 7.250%, 5/15/2021	4,164,042
	Energy - Independent—0.1%
250,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	254,736
280,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	297,897
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	335,293
300,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	312,461
	TOTAL	1,200,387
	Energy - Integrated—0.0%
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	254,743
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	241,277
	TOTAL	496,020
	Energy - Midstream—0.1%
205,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	216,600
305,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	322,231
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	95,556
250,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	282,419
400,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	436,369
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	240,814
	TOTAL	1,593,989
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	149,522
	Financial Institution - Banking—0.8%
390,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	397,052
1,000,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,069,191
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	406,670
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	132,820
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	835,560
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	270,231
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	261,668

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 400,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	$ 443,797
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	1,064,294
500,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	534,818
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	321,502
900,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	980,190
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	405,013
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	216,605
650,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	794,881
200,000	PNC Financial Services Group, Sr. Unsecd. Note, 2.600%, 7/23/2026	204,450
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	572,184
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	214,646
	TOTAL	9,125,572
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
125,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	141,860
400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	424,790
	TOTAL	566,650
	Financial Institution - Finance Companies—0.0%
350,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	356,201
	Financial Institution - Insurance - Health—0.0%
200,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	210,389
	Financial Institution - Insurance - Life—0.2%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	217,369
350,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	382,159
450,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	471,247
500,000	MET Life Global Funding I, 144A, 3.875%, 4/11/2022	523,153
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	263,103
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	366,017
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	432,612
	TOTAL	2,655,660
	Financial Institution - Insurance - P&C—0.1%
400,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	418,118
89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	94,884
311,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	354,262
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	433,434
	TOTAL	1,300,698
	Financial Institution - REIT - Apartment—0.1%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	424,346
450,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	476,122
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,673
450,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	478,374
	TOTAL	1,399,515
	Financial Institution - REIT - Healthcare—0.1%
400,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	421,958
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	211,663
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	214,891
	TOTAL	848,512
	Financial Institution - REIT - Office—0.1%
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	425,498

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	$ 346,921
	TOTAL	772,419
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	122,251
	Financial Institution - REIT - Retail—0.1%
390,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	418,383
20,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,857
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	176,647
	TOTAL	615,887
	Technology—0.2%
130,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	134,172
250,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	249,755
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	227,751
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	159,639
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	272,198
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	213,348
400,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	429,031
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	174,670
	TOTAL	1,860,564
	Transportation - Services—0.1%
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	256,083
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	345,030
	TOTAL	601,113
	Utility - Electric—0.3%
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	415,963
400,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	418,286
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	371,659
290,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	307,586
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	96,016
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	336,247
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	238,875
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	150,031
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	156,159
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	307,958
300,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	310,919
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	302,105
	TOTAL	3,411,804
	Utility - Natural Gas—0.1%
400,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	417,272
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	281,413
	TOTAL	698,685
	TOTAL CORPORATE BONDS (IDENTIFIED COST $48,672,536)	54,559,017
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
	Agency Commercial Mortgage-Backed Securities—0.9%
1,025,000	Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,075,921
2,500,000	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A2, 2.673%, 3/25/2026	2,616,860
1,400,000	Federal Home Loan Mortgage Corp. REMIC, Series K060, Class A2, 3.300%, 10/25/2026	1,526,369
2,000,000	Federal National Mortgage Association REMIC, Series 2016-M11, Class A2, 2.369%, 7/25/2026	2,046,897

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$ 2,770,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	$ 2,916,617
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,695,693)	10,182,664
		PREFERRED STOCKS—5.6%
		Financials—1.1%
53,500		Assurant, Inc., Conv. Pfd., 6.500%, 3/15/2021, Annual Dividend $6.50	6,556,425
120,477		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/1/2051, Annual Dividend $3.00	5,911,806
		TOTAL	12,468,231
		Health Care—1.4%
77,434		Avantor, Inc., Conv. Pfd., Series A, 6.250%, 5/15/2022, Annual Dividend $3.12	4,755,996
98,347		Becton Dickinson and Co., Conv. Pfd., 6.125%, 5/1/2020, Annual Dividend $3.06	6,084,729
5,000		Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $47.50	5,704,850
		TOTAL	16,545,575
		Industrials—0.7%
71,037		Rexnord Corp., Conv. Pfd., Series A, 5.750%, 11/15/2019, Annual Dividend $2.88	3,822,501
40,000		Stanley Black & Decker, Inc., Conv. Pfd., 5.375%, 5/15/2020, Annual Dividend $5.38	3,804,800
		TOTAL	7,627,301
		Real Estate—0.5%
4,800		Crown Castle International Corp., Conv Pfd., Series A, 6.875%, 8/1/2020, Annual Dividend $68.75	6,265,632
		Utilities—1.9%
42,302		American Electric Power Co., Inc., Conv. Pfd., 6.125%, 3/15/2022, Annual Dividend $3.06	2,384,987
60,536		Aqua America, Inc., Conv. Pfd., 6.000%, 4/30/2022, Annual Dividend $3.00	3,642,451
70,000		Dominion Energy, Inc., Conv. Pfd., 7.250%, 6/1/2022, Annual Dividend $7.25	7,136,500
40,000		Sempra Energy, Conv. Pfd., Series A, 6.000%, 1/15/2021, Annual Dividend $6.00	4,610,400
100,000		Southern Co., Conv. Pfd., 6.750%, 8/1/2022, Annual Dividend $2.81	5,196,000
		TOTAL	22,970,338
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $59,706,190)	65,877,077
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
$ 2,975,000		Bank of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	3,151,889
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	1,011,592
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,438,199
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,289,516
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,697,834
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	436,018
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,070,683
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,130,539
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	606,545
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	2,184,326
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,110,506)	17,017,141
		PURCHASED PUT OPTIONS—0.3%
10,000		SPDR S&P 500 ETF Trust, Notional Amount $292,450,000, Exercise Price $285.00, Expiration Date 9/20/2019 (IDENTIFIED COST $6,650,434)	2,885,000
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., 03/31/2029 (IDENTIFIED COST $0)	191,142
		INVESTMENT COMPANIES—50.5%
17,673,362		Emerging Markets Core Fund	176,203,425

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
15,792,870	Federated Mortgage Core Portfolio	$ 156,665,267
42,353,876	High Yield Bond Portfolio	265,558,803
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $633,061,289)	598,427,495
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,202,798,456)	1,181,629,909
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	2,531,447
	TOTAL NET ASSETS—100%	$ 1,184,161,356
At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	643	$138,963,352	December 2019	$ (31,587)
[1]United States Treasury Note 5-Year Long Futures	100	$ 11,997,656	December 2019	$ 6,806
1S&P 500 E-Mini Index Short Futures	134	$ 19,596,160	September 2019	$358,652
[1]United States Treasury Note 10-Year Short Futures	220	$ 28,978,125	December 2019	$ 9,818
[1]United States Treasury Note 10-Year Ultra Short Futures	210	$ 30,331,875	December 2019	$ (36,567)
[1]United States Treasury Bond Ultra Short Futures	53	$ 10,464,187	December 2019	$ (85,830)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$221,292
The average notional value of long and short futures contracts held by the Fund throughout the period was $139,102,818 and $91,902,959, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following open swap contract:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2019[4]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
OTC Swap:
Bank of America N.A.	CDX Index EM Series 31	Buy	1.00%	6/20/2024	2.19%	$6,000,000	$309,300	$216,484	$92,816
The average notional amount of credit default swap contracts held by the Fund throughout the period was $1,800,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Digital Realty Trust, Inc. (CALL-Option)	137	$ 1,693,731	October 2019	$130.00	$ (12,330)
SPDR S&P 500 ETF Trust (PUT-Option)	10,000	$292,450,000	September 2019	$270.00	$(850,000)
(PREMIUMS RECEIVED $2,587,383)					$(862,330)
The average market value of purchased put and call options held by the Fund throughout the period was $797,753 and $126,390, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $(187,320) and $(1,653), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities—Net”.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	20,858,370	448,239	(3,633,247)	17,673,362	$176,203,425	$11,279,390	$3,518,451	$ 7,761,879
Federated Mortgage Core Portfolio	16,289,026	666,524	(1,162,680)	15,792,870	$156,665,267	$ 7,505,880	$ (84,798)	$ 4,041,561
Federated Institutional Prime Value Obligations Fund, Institutional Shares	12,177,918	238,661,043	(250,838,961)	—	$ —	$ —	$ (223)	$ 71,470
High Yield Bond Portfolio	50,067,818	4,356,082	(12,070,024)	42,353,876	$265,558,803	$ 9,642,246	$1,806,256	$13,995,588
TOTAL OF AFFILIATED TRANSACTIONS	99,393,132	244,131,888	(267,704,912)	75,820,108	$598,427,495	$28,427,516	$5,239,686	$25,870,498
1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
4	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an Investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$54,559,017	$—	$ 54,559,017
Commercial Mortgage-Backed Securities	—	10,182,664	—	10,182,664
Collateralized Mortgage Obligations	—	17,017,141	—	17,017,141
Equity Securities:
Common Stocks
Domestic	409,796,628	—	—	409,796,628
International	22,693,745	—	—	22,693,745
Preferred Stocks
Domestic	58,740,577	—	—	58,740,577
International	7,136,500	—	—	7,136,500
Purchased Put Options	2,885,000	—	—	2,885,000
Warrant	—	191,142	—	191,142
Investment Companies	598,427,495	—	—	598,427,495
TOTAL SECURITIES	$1,099,679,945	$81,949,964	$—	$1,181,629,909
Other Financial Instruments
Assets
Futures Contracts	$ 375,276	$ —	$—	$ 375,276
Swap Contracts	—	309,300	—	309,300
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(153,984)	—	—	(153,984)
Swap Contracts	—	—	—	—
Written Options Contracts	(862,330)	—	—	(862,330)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (641,038)	$ 309,300	$—	$ (331,738)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt